Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of provisions - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of provisions [Line Items]
Balance beginning	€ 3,508,000	€ 426,000
Date of maturity
Current	2,182,000	1,964,000
Non-current	7,438,000	1,544,000
Total	9,620,000	3,508,000
Added	8,354,000	3,462,000
Utilized	752,000	322,000
Reversal	1,490,000	57,000
Balance ending	9,620,000	3,508,000
Warranties [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of provisions [Line Items]
Balance beginning	3,143,000	245,000
Date of maturity
Current	1,673,000	1,930,000
Non-current	6,991,000	1,213,000
Total	8,664,000	3,143,000
Added	7,717,000	3,183,000
Utilized	705,000	285,000
Reversal	1,490,000
Balance ending	8,664,000	3,143,000
Onerous Contracts [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of provisions [Line Items]
Balance beginning	20,000	35,000
Date of maturity
Current	10,500	195,000
Non-current
Total	11,000	20,000
Added		20,000
Utilized	9,000	35,000
Reversal	0	0
Balance ending	11,000	20,000
Archiving Costs [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of provisions [Line Items]
Balance beginning	14,000	15,000
Date of maturity
Current	16,000	14,000
Non-current
Total	16,000	14,000
Added	4,000	2,000
Utilized	3,000	3,000
Reversal
Balance ending	16,000	14,000
Miscellaneous Provisions [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of provisions [Line Items]
Balance beginning	331,000	131,000
Date of maturity
Current	482,000
Non-current	447,000	331,000
Total	929,000	331,000
Added	633,000	257,000
Utilized	36,000
Reversal		57,000
Balance ending	€ 929,000	€ 331,000